PIONEER EMERGING MARKETS FUND
                                 60 STATE STREET
                                BOSTON, MA 02109


                                              April 3, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Emerging Markets Fund (the "Fund")
              File Nos. 33-76894 and 811-8448
              CIK No. 0000921023

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated March 27, 1997, and that the text of the Post -Effective Amendment has been filed electronically, Accession No. 0000921023-97-000010.

              If you have any questions concerning the foregoing or the attachments, please call the undersigned or Elizabeth Watson collect at (617) 742-7825.

                                              Very truly yours,


                                              /s/Eunice R. Simmons
                                              Eunice R. Simmons
                                              EDGAR Compliance Associate

cc:           Ms. Elizabeth Watson
              Mses. Rajotte/Alves
              Mr. Joseph P. Barri, Esq.
              Mr. Leonard Pierce, Esq.
              Mr. Mark Goshko, Esq.